Intangible assets, net	12 Months Ended
Dec. 31, 2016
Intangible assets, net [Abstract]
Intangible assets, net
9. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Travel license	29,206	30,490	4,391
Insurance agency license	11,711	11,711	1,687
Software	19,164	34,208	4,927
Trade names	39,619	41,634	5,997
Business Cooperation Agreements	660,215	660,215	95,091
Customer relationship	13,596	13,458	1,938
Non-compete agreements	2,822	6,399	922
Subtotal	776,333	798,115	114,953
Less: Accumulated amortization	(60,785)	(205,848)	(29,649)
Total	715,548	592,267	85,304

During the year 2015, the Group acquired an insurance agency for the total consideration of RMB58,720 to acquire the insurance agency license. The insurance agency was a dormant company and was not qualified as a business as it had no input or process to create output. The Group accounted this transactions as assets acquisition and the difference between the cash consideration and net assets of the insurance agency is recorded as insurance agency license which is amortized over 20 years on a straight line basis.

Amortization expenses for intangible assets were RMB984, RMB57,810 and RMB145,063 for the years ended December 31, 2014, 2015 and 2016.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2017	146,291	21,070
2018	146,006	21,029
2019	145,597	20,970
2020	92,174	13,276
2021	10,408	1,499
Thereafter	51,791	7,460
Total	592,267	85,304